Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Borrowings
Borrowing arrangements	$ 81,919	$ 81,919
Less: transaction costs	(9,833)	(8,740)
Amortization of carrying amount, net of payments made	42,259	35,584
Principal amount of loans	114,345	108,763
Non-current
Current borrowings	13,862	5,952
Borrowings, Non-current	100,483	102,811
Total borrowings	114,345	108,763
Borrowings - NovaQuest
Non-current
Current borrowings	1,869	336
Borrowings, Non-current	64,562	55,739
Borrowings - Oaktree
Non-current
Current borrowings	11,993	5,616
Borrowings, Non-current	$ 35,921	$ 47,072